Financial instruments and risk management (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Currency and Interest Rate Profile of Loans and Borrowings
The table below reflects the currency and interest rate profile of our loans and borrowings after the impact of hedging.

	2020			2019			2018
At 31 March	Fixed rate interest £m	Floating rate interest £m	Total £m	Fixed rate interest £m	Floating rate interest £m	Total £m	Fixed rate interest £m	Floating rate interest £m	Total £m
Sterling	15,289	1,757	17,046	13,556	1,767	15,323	11,990	676	12,666
Euro	—	888	888	—	589	589	—	509	509
USD	—	94	94	—	—	—	—	—	—
Total	15,289	2,739	18,028	13,556	2,356	15,912	11,990	1,185	13,175
Ratio of fixed to floating	85%	15%	100%	85%	15%	100%	91%	9%	100%
Weighted average effective
fixed interest rate – sterling	3.9%			4.0%			4.4%

Summary of Impact on Equity, Before Tax, of a 1% Increase in Interest
The impact on equity, before tax and excluding any impact related to retirement benefit plans, of a 1% increase in interest rates and a 10% strengthening of sterling against other currencies is as detailed below:

	2020	2019	2018
At 31 March	£m Increase (reduce)	£m Increase (reduce)	£m Increase (reduce)
Sterling interest rates	989	672	628
US dollar interest rates	(610)	(350)	(267)
Euro interest rates	(451)	(399)	(401)
Sterling strengthening	(289)	(219)	(236)

Summary of Credit Ratings
Our credit ratings were as detailed below:

	2020		2019		2018
At 31 March	Rating	Outlook	Rating	Outlook	Rating	Outlook
Rating agency
Moody’s	Baa2	Negative	Baa2	Stable	Baa2	Stable
Standard & Poor’s	BBB	Stable	BBB	Stable	BBB+	Negative

Remaining Contractually-Agreed Cash Flows Including Interest Payable for Non-Derivative Financial Liabilities on Undiscounted Basis
The following table provides an analysis of the remaining cash flows including interest payable for our non-derivative financial liabilities on an undiscounted basis, which therefore differs from both the carrying value and fair value.

Non-derivative financial liabilities	Loans and other borrowings[d] £m	Interest on loans and other borrowings[d] £m	Trade and other payables £m	Provisions £m	Lease liabilities[a] £m	Total £m
At 31 March 2020
Due within one year	2,602	566	4,932	5	799	8,904
Between one and two years	—	562	—	3	783	1,348
Between two and three years	1,482	562	—	3	762	2,809
Between three and four years	987	548	—	4	724	2,263
Between four and five years	1,482	520	—	2	664	2,668
After five years	12,536	3,740	—	0	3,752	20,028
	19,089	6,498	4,932	17	7,484	38,020
Interest payments not yet accrued	—	(6,258)	—	—	—	(6,258)
Fair value adjustment	5	—	—	—	—	5
Impact of discounting	—	—	—	(1)	(924)	(925)
Carrying value on the balance sheet[b,c]	19,094	240	4,932	16	6,560	30,842

Non-derivative financial liabilities	Loans and other borrowings[d] £m	Interest on loans and other borrowings[d] £m	Trade and other payables £m	Provisions £m	Total £m
At 31 March 2019
Due within one year	1,886	541	5,158	39	7,624
Between one and two years	1,309	505	—	33	1,847
Between two and three years	15	497	—	35	547
Between three and four years	1,463	496	—	14	1,973
Between four and five years	964	482	—	12	1,458
After five years	10,975	3,543	—	127	14,645
	16,612	6,064	5,158	260	28,094
Interest payments not yet accrued	—	(5,850)	—	—	(5,850)
Fair value adjustment	50	—	—	—	50
Impact of discounting	—	—	—	(29)	(29)
Carrying value on the balance sheet [b],[c]	16,662	214	5,158	231	22,265

Non-derivative financial liabilities	Loans and other borrowings[d] £m	Interest on loans and other borrowings[d] £m	Trade and other payables £m	Provisions £m	Total £m
At 31 March 2018
Due within one year	2,120	452	4,939	54	7,565
Between one and two years	1,192	404	—	34	1,630
Between two and three years	1,332	365	—	25	1,722
Between three and four years	18	357	—	43	418
Between four and five years	1,489	355	—	19	1,863
After five years	7,899	2,714	—	197	10,810
	14,050	4,647	4,939	372	24,008
Interest payments not yet accrued	—	(4,495)	—	—	(4,495)
Fair value adjustment	73	—	—	—	73
Impact of discounting	—	—	—	(72)	(72)
Carrying value on the balance sheet [b,c]	14,123	152	4,939	300	19,514

[a]	Lease liabilities were recognised following adoption of IFRS 16 on 1 April 2019, refer to note 1.

[b]
Foreign currency-related cash flows were translated at closing rates as at the relevant reporting date. Future variable interest rate cash flows were calculated using the most recent rate applied at the relevant balance sheet date.

[c]
The carrying amount of trade and other payables excludes £754m (2018/19: £1,479m, 2017/18: £1,326m) of non-current trade and other payables which relates to non-financial liabilities, and £862m (2018/19: £632m, 2017/18: £2,229m) of other taxation and social security and deferred income.

[d] The cash flows related to index-linked bonds have not been adjusted for inflation.

Summary of Contractually Agreed Cash Flows in Respect of Derivative Financial Instruments
The following table provides an analysis of the contractually agreed cash flows in respect of the group’s derivative financial instruments. Cash flows are presented on a net or gross basis in accordance with the settlement arrangements of the instruments.

	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysis based on holding instrument to maturity
Derivative financial liabilities	Net settled	Gross settled outflows	Gross settled inflows	Total	Net settled	Gross settled outflows	Gross settled inflows	Total
At 31 March 2020	£m	£m	£m	£m	£m	£m	£m	£m
Due within one year	80	671	(608)	143	80	671	(608)	143
Between one and two years	109	88	(36)	161	74	88	(36)	126
Between two and three years	240	171	(131)	280	74	171	(131)	114
Between three and four years	227	524	(476)	275	74	524	(476)	122
Between four and five years	21	1,054	(1,003)	72	75	1,054	(1,003)	126
After five years	110	1,842	(1,759)	193	410	1,842	(1,759)	493
Total[b]	787	4,350	(4,013)	1,124	787	4,350	(4,013)	1,124

	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysis based on holding instrument to maturity
Derivative financial liabilities	Net settled	Gross settled outflows	Gross settled inflows	Total	Net settled	Gross settled outflows	Gross settled inflows	Total
At 31 March 2019	£m	£m	£m	£m	£m	£m	£m	£m
Due within one year	167	1,007	(950)	224	82	1,007	(950)	139
Between one and two years	128	541	(489)	180	77	541	(489)	129
Between two and three years	131	131	(96)	166	71	131	(96)	106
Between three and four years	163	633	(591)	205	71	633	(591)	113
Between four and five years	207	1,095	(1,042)	260	71	1,095	(1,042)	124
After five years	43	3,790	(3,660)	173	467	3,790	(3,660)	597
Total[b]	839	7,197	(6,828)	1,208	839	7,197	(6,828)	1,208

	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysis based on holding instrument to maturity
Derivative financial liabilities	Net settled	Gross settled outflows	Gross settled inflows	Total	Net settled	Gross settled outflows	Gross settled inflows	Total
At 31 March 2018	£m	£m	£m	£m	£m	£m	£m	£m
Due within one year	140	587	(547)	180	91	587	(547)	131
Between one and two years	135	183	(166)	152	91	183	(166)	108
Between two and three years	156	442	(446)	152	85	69	(47)	107
Between three and four years	143	52	(29)	166	80	68	(47)	101
Between four and five years	161	52	(29)	184	80	68	(47)	101
After five years	291	2,234	(2,149)	376	599	2,575	(2,512)	662
Total[b]	1,026	3,550	(3,366)	1,210	1,026	3,550	(3,366)	1,210

[a]	Certain derivative financial instruments contain break clauses whereby either the group or bank counterparty can terminate the swap on certain dates and the mark to market position is settled in cash.

[b]
Foreign currency-related cash flows were translated at closing rates as at the relevant reporting date. Future variable interest rate cash flows were calculated using the most recent rate applied at the relevant balance sheet date.

Summary of Maximum Credit Risk Exposure of Financial Assets
The maximum credit risk exposure of the group’s financial assets at the balance sheet date is as follows:

		2020	2019	2018
At 31 March	Notes	£m	£m	£m
Derivative financial assets		2,489	1,592	1,509
Investments	24	5,112	3,268	3,075
Trade and other receivables[a]	17	1,432	1,766	2,518
Contract assets	5	1,721	1,602	—
Cash and cash equivalents	25	1,549	1,666	528
		12,303	9,894	7,630
[a] The carrying amount excludes £481m (2018/19: £445m, 2017/18: £317m) of non-current trade and other receivables which relate to non-financial assets, and £1,272m (2018/19: £1,456m, 2017/18: £1,496m) of prepayments, deferred contract costs and other receivables.

Summary of Credit Quality and Credit Concentration of Cash Equivalents, Current Asset Investments and Derivative Financial Assets
The credit quality and credit concentration of cash equivalents, current asset investments and derivative financial assets are detailed in the tables below. Where the opinion of Moody’s and Standard & Poor’s (S&P) differ, the lower rating is used.

	2020	2019	2018
Moody’s/S&P credit rating of counterparty	£m	£m	£m
Aa2/AA and above	4,210	2,522	2,575
Aa3/AA–	971	1,376	313
A1/A+[a]	1,363	1,145	651
A2/Aa	1,437	649	628
A3/A–[a]	0	50	180
Baa1/BBB+[a]	100	75	59
Baa2/BBB and below[a]	585	160	207
	8,666	5,977	4,613
[a] We hold cash collateral of £1,091m (2018/19: £638m, 2017/18: £492m) in respect of derivative financial assets with certain counterparties.

Summary of Offsetting of Financial Assets and Liabilities
The table below shows our financial assets and liabilities that are subject to offset in the group’s balance sheet and the impact of enforceable master netting or similar agreements.

		Related amounts not set off in the balance sheet
Financial assets and liabilities	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m
At 31 March 2020
Derivative financial assets	2,489	(948)	(1,091)	450
Derivative financial liabilities	(1,012)	948	83	19
Total	1,477	—	(1,008)	469

		Related amounts not set off in the balance sheet
Financial assets and liabilities	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m
At 31 March 2019
Derivative financial assets	1,592	(802)	(638)	152
Derivative financial liabilities	(940)	802	90	(48)
Total	652	—	(548)	104

		Related amounts not set off in the balance sheet
Financial assets and liabilities	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m
At 31 March 2018
Derivative financial assets	1,509	(754)	(492)	263
Derivative financial liabilities	(837)	754	60	(23)
Total	672	—	(432)	240

Summary of Derivative Financial Instruments are Held at Fair Value on Balance Sheet

At 31 March 2020	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m
Designated in a cash flow hedge	250	1,954	36	740
Other	10	275	10	226
Total derivatives	260	2,229	46	966

At 31 March 2019	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m
Designated in a cash flow hedge	102	1,228	40	689
Other	9	253	8	203
Total derivatives	111	1,481	48	892

At 31 March 2018	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m
Designated in a cash flow hedge	187	1,061	41	587
Other	10	251	9	200
Total derivatives	197	1,312	50	787

Summary of Designated Hedging Instruments
The amounts related to items designated as hedging instruments were as follows:

Hedged items	Notional principal £m	Asset £m	Liability £m	Balance in cash flow hedge related reserves (gain)/loss £m	Fair value (gain)/loss recognised in OCI £m	Amount recycled from cash flow hedge related reserves to P&L £m
At 31 March 2020
Sterling, euro and US dollar denominated borrowings[a]	13,464	2,142	(744)	(490)	(828)	386
US dollar step up interest on US denominated borrowings[b]	159	7	—	(45)	(11)	4
Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies[c]	2,480	55	(11)	(57)	(36)	(8)
Fallago Rigg Energy Contract		—	(21)	21	21	—
Total cash flow hedges	16,103	2,204	(776)	(571)	(854)	382
Deferred tax		—	—	95
Derivatives not in a designated hedge relationship		285	(236)	—
Carrying value on the balance sheet		2,489	(1,012)	(476)

Hedged items	Notional principal £m	Asset £m	Liability £m	Balance in cash flow hedge related reserves (gain)/loss £m	Fair value (gain)/loss recognised in OCI £m	Amount recycled from cash flow hedge related reserves to P&L £m
At 31 March 2019
Sterling, euro and US dollar denominated borrowings[a,d]	11,431	1,311	(702)	(48)	(130)	(19)
US dollar step up interest on US denominated borrowings[b]	145	3	(1)	(38)	(13)	4
Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies[c]	1,821	16	(26)	(13)	(33)	33
Total cash flow hedges	13,397	1,330	(729)	(99)	(176)	18
Deferred tax		—	—	15
Derivatives not in a designated hedge relationship		262	(211)	—
Carrying value on the balance sheet		1,592	(940)	(84)

Hedged items	Notional principal £m	Asset £m	Liability £m	Balance in cash flow hedge related reserves (gain)/loss £m	Fair value (gain)/loss recognised in OCI £m	Amount recycled from cash flow hedge related reserves to P&L £m
At 31 March 2018 [e]
Sterling, euro and US dollar denominated borrowings[a,d]	10,417	1,222	(608)	101	347	(333)
US dollar step up interest on US denominated borrowings[b]	143	—	(6)	(29)	13	3
Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies[c]	1,989	26	(14)	(13)	8	53
Total cash flow hedges	12,549	1,248	(628)	59	368	(277)
Deferred tax		—	—	(22)
Derivatives not in a designated hedge relationship		261	(209)	—
Carrying value on the balance sheet		1,509	(837)	37

[a]
Sterling, euro and US dollar denominated borrowings are hedged using cross currency swaps and interest rate swaps. Amounts recycled to profit and loss are presented within other operating costs and finance expense.

[b]	US dollar step up interest on US denominated borrowings are hedged using forward currency contracts. Amounts recycled to profit and loss are presented within finance expense.

[c]
Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies are hedged using forward currency contracts. Amounts recycled to profit and loss in respect of these items are presented within cost of sales and other operating costs.

[d] The notional principal for the 2017/18 and 2018/19 years has been re-presented to exclude £2,087m related to the notional principal of non-hedge accounted swaps previously included.

[e]	We have presented comparatives to this information, now required by IFRS 7 following the adoption of IFRS 9, for 31 March 2018.